Consolidated Statements of Operations - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Claims recovery income	$ 6,001,000		$ 3,497,000		$ 7,207,000		$ 4,878,000		$ 126,000
Claims recovery service income			498,000		498,000	[1]	18,542,000	[1]	14,500,000	[1]
Total Claims Recovery	6,001,000		3,995,000		7,705,000		23,420,000		14,626,000
Operating expenses
Cost of Claim recoveries	1,673,000		1,021,000		2,145,000	[2]	2,054,000	[2]	26,000	[2]
Claims amortization expense	121,014,000		113,469,000		476,492,000		266,929,000		164,000
General and administrative	5,566,000	[3]	6,855,000	[3]	26,508,000	[4]	23,959,000	[4]	12,633,000	[4]
Professional fees	4,420,000		9,728,000		22,766,000		18,497,000		8,502,000
Professional fees - legal	3,467,000	[5]	8,551,000	[5]	34,401,000	[6]	43,035,000	[6]	128,000	[6]
Allowance for credit losses			5,000,000		5,000,000
Depreciation and amortization	67,000		9,000		263,000		424,000		343,000
Total operating expenses	136,207,000		144,633,000		567,575,000		354,898,000		21,796,000
Operating Loss	(130,206,000)		(140,638,000)		(559,870,000)		(331,478,000)		(7,170,000)
Interest expense	(97,953,000)	[7]	(42,390,000)	[7]	(289,169,000)	[8]	(121,011,000)	[8]	(27,046,000)	[8]
Other income (expense), net	252,000		6,627,000		9,290,000		63,067,000		1,139,000
Change in fair value of warrant and derivative liabilities	51,307,000		2,255,000		4,604,000		(12,483,000)
Net loss before provision for income taxes	(176,600,000)		(174,146,000)		(835,145,000)		(401,905,000)		(33,077,000)
Net loss	(176,600,000)	[9]	(174,146,000)	[9]	(835,145,000)	[10]	(401,905,000)	[10]	(33,077,000)	[10]
Less: Net (income) loss attributable to non-controlling interests	157,718,000		169,230,000		778,797,000		394,488,000		(16,000)
Net loss attributable to MSP Recovery, Inc.	$ (18,882,000)		$ (4,916,000)		$ (56,348,000)		$ (7,417,000)		$ (33,093,000)
Class A Common Stock [Member]
Operating expenses
Weighted average shares outstanding, basic	15,013,881		3,544,381		8,914,761	[11]	2,473,005	[11]
Weighted average shares outstanding, diluted	15,013,881		3,544,381		8,914,761	[11]	2,473,005	[11]
Basic net income (loss) per common share	$ (1.26)		$ (1.39)		$ (6.32)	[11]	$ (3)	[11]
Diluted net income (loss) per common share	$ (1.26)		$ (1.39)		$ (6.32)	[11]	$ (3)	[11]

[1]	For the years ended December 31, 2022 and 2021, Claims recovery service income included $10.6 million, and $11.5 million, respectively, of Claims recovery service income from VRM MSP. There was no claims recovery service income from VRM MSP for the year ended December 31, 2023. See Note 15, Related Party Transactions, for further details.
[2]	For the years ended December 31, 2023 and 2022, cost of Claim recoveries included $0.3 million and $0.4 million of related party expenses. This relates to contingent legal expenses earned from Claims recovery income pursuant to legal service agreements with the La Ley con John H. Ruiz P.A., d/b/a MSP Recovery Law Firm (the “Law Firm”). See Note 15, Related Party Transactions, for further details. For the year ended December 31, 2021, the expenses related to contingent legal expenses were de minimis.
[3]	For the three months ended March 31, 2024 general and administrative expenses included $45.1 thousand of related party expenses. See Note 15, Related Party Transactions, for further details. No such related party expenses were present for the three months ended March 31, 2023.
[4]	For the years ended December 31, 2023 and 2022, general and administrative expenses included $0.2 million and $0.4 million of related party expenses, respectively. For the year ended December 31, 2021, the amount was de minimis. See Note 15, Related Party Transactions, for further details.
[5]	For the three months ended March 31, 2024 and 2023, Professional Fees—legal included $3.0 million and $4.2 million, respectively, of related party expenses related to the Law Firm. See Note 15, Related Party Transactions, for further details.
[6]	For the year ended December 31, 2023 and 2022, Professional Fees - Legal included $19.2 million and $29.7 million of related party expenses related to the Law Firm. For the year ended December 31, 2021, the amount of related party expenses related to the Law Firm was de minimis. See Note 15, Related Party Transactions, for further details.
[7]	For the three months ended March 31, 2024 and 2023, interest expense included $73.4 million and $37.1 million, respectively, related to interest expense due to VRM. See Note 15, Related Party Transactions, for further details.
[8]	For the year ended December 31, 2023 and 2022, Interest expense included $226.5 million and $84.7 million, respectively, of interest expense to related parties. For the year ended December 31, 2021 the interest expense to related parties was de minimis.
[9]	Balances include related party transactions. See Note 15, Related Party Transactions, for further details
[10]	Balances include related party transactions. See Note 15, Related Party Transactions, for further details.
[11]	Earnings per share information has not been presented for any period prior to the Business Combination (as defined in Note 1, Description of Business), as it resulted in values that would not be meaningful to the users of these consolidated financial statements. See Note 17, Net Loss Per Common Share, for further information.